Quarterly Data (Unaudited) (Schedule Of Quarterly Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended										6 Months Ended		12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Quarterly Data (Unaudited)
Net sales and operating revenues	$ 941.9	$ 1,017.4	$ 1,309.8	$ 1,002.0	$ 962.3	$ 991.7	$ 1,258.9	$ 938.9	$ 919.7	$ 956.1	$ 1,959.3	$ 1,954.0	$ 4,265.8	$ 4,073.6	$ 4,034.8
Cost of products sold	509.8	563.0	772.8	549.0	505.1	525.2	705.1	489.8	496.3	509.3	1,072.8	1,030.3	2,352.1	2,200.5	2,202.8
Gross profit	432.1	454.4	537.0	453.0	457.2	466.5	553.8	449.1	423.4	446.8	886.5	923.7	1,913.7	1,873.1	1,832.0
Operating expenses:
Selling, general and administrative	364.3	370.6	420.9	352.5	347.0	363.4	406.8	363.1	318.3	346.8	734.9	710.4	1,483.8	1,435.0	1,435.1
Depreciation and amortization	18.3	18.3	18.3	18.3	19.2	19.9	20.4	19.8	20.3	20.6	36.6	39.1	75.7	81.1	83.0
Impairment of long-lived assets	0.6	0.4	0.9	2.4	0.4	0.3	0.5	0.5	0.3	0.2	1.0	0.7	4.0	1.5	2.8
Total operating expenses	383.2	389.3	440.1	373.2	366.6	383.6	427.7	383.4	338.9	367.6	772.5	750.2	1,563.5	1,517.6	1,520.9
Operating income	48.9	65.1	96.9	79.8	90.6	82.9	126.1	65.7	84.5	79.2	114.0	173.5	350.2	355.5	311.1
Interest income	0.5	0.3	0.5	0.8	0.7	0.6	0.9	0.9	1.5	1.5	0.8	1.3	2.6	4.8	14.6
Interest expense	(10.9)	(9.7)	(10.9)	(10.4)	(10.7)	(9.9)	(10.3)	(11.2)	(11.1)	(11.5)	(20.6)	(20.6)	(41.9)	(44.1)	(34.9)
Other loss		(4.1)						(1.6)			(4.1)
Income from continuing operations before income taxes	38.5	51.6	86.5	70.2	80.6	73.6	116.7	53.8	74.9	69.2	90.1	154.2	310.9	314.6	288.4
Income tax expense	15.0	20.2	33.4	27.4	31.1	28.3	44.7	18.7	28.1	26.6	35.2	59.4	120.2	118.1	105.2
Income from continuing operations	23.5	31.4	53.1	42.8	49.5	45.3	72.0	35.1	46.8	42.6	54.9	94.8	190.7	196.5	183.2
Discontinued operations, net of income taxes	1.4	3.7	3.9	3.2	3.5	4.8	3.7	2.3	2.0	0.5	5.1	8.3	15.4	8.5	6.2
Net income	$ 24.9	$ 35.1	$ 57.0	$ 46.0	$ 53.0	$ 50.1	$ 75.7	$ 37.4	$ 48.8	$ 43.1	$ 60.0	$ 103.1	$ 206.1	$ 205.0	$ 189.4
Basic net income per share:
Income per share from continuing operations	$ 0.23	$ 0.30	$ 0.48	$ 0.35	$ 0.39	$ 0.36	$ 0.57	$ 0.28	$ 0.37	$ 0.34	$ 0.52	$ 0.75	$ 1.58	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.01	$ 0.03	$ 0.04	$ 0.03	$ 0.03	$ 0.04	$ 0.03	$ 0.02	$ 0.02		$ 0.05	$ 0.07	$ 0.13	$ 0.07	$ 0.05
Net income per share (basic)	$ 0.24	$ 0.33	$ 0.52	$ 0.38	$ 0.42	$ 0.40	$ 0.60	$ 0.30	$ 0.39	$ 0.34	$ 0.57	$ 0.82	$ 1.71	$ 1.63	$ 1.47
Diluted net income per share:
Income per share from continuing operations	$ 0.23	$ 0.30	$ 0.47	$ 0.35	$ 0.39	$ 0.35	$ 0.57	$ 0.28	$ 0.37	$ 0.34	$ 0.52	$ 0.74	$ 1.55	$ 1.56	$ 1.42
Income per share from discontinued operations	$ 0.01	$ 0.03	$ 0.04	$ 0.02	$ 0.02	$ 0.04	$ 0.03	$ 0.02	$ 0.02		$ 0.05	$ 0.07	$ 0.13	$ 0.07	$ 0.05
Net income per share (diluted)	$ 0.24	$ 0.33	$ 0.51	$ 0.37	$ 0.41	$ 0.39	$ 0.60	$ 0.30	$ 0.39	$ 0.34	$ 0.57	$ 0.81	$ 1.68	$ 1.63	$ 1.47
Shares used in computing net income per share:
Basic	103.7	106.2	109.8	121.0	125.8	125.7	125.5	125.5	125.4	125.4	104.9	125.8	120.5	125.4	129.0
Diluted	104.6	107.4	111.9	123.1	128.2	127.9	127.1	126.3	125.8	125.4	105.9	128.0	122.7	126.1	129.1